Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 751	$ 838	$ 1,253
Less accumulated depreciation	(431)	(274)	(650)
Property and equipment ,net	320	564	603
Depreciation expense	200	100
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	715	803	1,217
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 36	$ 35	$ 36